Mercer Funds

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2020, only Class Y-3 was active.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of

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December 31, 2020 (Unaudited)

the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable

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December 31, 2020 (Unaudited)

Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2020 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$122,675,121	$0	*	$—	$122,675,121
Austria	9,704,557	—		—	9,704,557
Belgium	8,825,890	—		—	8,825,890
Bermuda	9,781,980	—		—	9,781,980
Brazil	32,035,712	—		—	32,035,712
Canada	77,439,973	7,025		—	77,446,998
Cayman Islands	77,376,728	—		—	77,376,728
China	2,589,578	—		—	2,589,578
Denmark	49,217,025	—		—	49,217,025
Finland	46,839,118	—		—	46,839,118
France	468,858,574	—		—	468,858,574
Germany	298,632,486	—		—	298,632,486

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$39,869,188		$—	$—		$39,869,188
Hungary	5,596,784		—	—		5,596,784
India	14,692,103		—	—		14,692,103
Indonesia	1,556,144		—	—		1,556,144
Ireland	31,549,287		—	—		31,549,287
Israel	13,771,399		—	—		13,771,399
Italy	86,516,045		—	—		86,516,045
Japan	881,019,152		—	—		881,019,152
Luxembourg	15,335,383		—	—		15,335,383
Malta	2,051,818		—	—		2,051,818
Marshall Islands	4,136,975		—	—		4,136,975
Mauritius	948,995		—	—		948,995
Mexico	9,820,829		—	—		9,820,829
Netherlands	164,127,095		—	—		164,127,095
New Zealand	2,775,391		—	—		2,775,391
Norway	21,859,790		—	—		21,859,790
Philippines	610,227		—	—		610,227
Portugal	2,253,018		—	0	**	2,253,018
Russia	30,033,570		—	—		30,033,570
Singapore	12,227,147		—	—		12,227,147
South Africa	5,838,616		—	—		5,838,616
South Korea	61,308,331		—	—		61,308,331
Spain	117,290,102		—	0	**	117,290,102
Sweden	97,703,759		—	—		97,703,759
Switzerland	321,586,473		—	—		321,586,473
Taiwan	73,269,826		—	—		73,269,826
Thailand	1,292,107		773,467	—		2,065,574
Turkey	2,856,358		—	—		2,856,358
United Kingdom	488,180,807		—	—		488,180,807
United States	88,629,268		—	—		88,629,268

Total Common Stocks	3,802,682,729		780,492	0		3,803,463,221

Investment Companies	35,050,145		—	—		35,050,145

Preferred Stocks
Brazil	4,068,103		—	—		4,068,103
Germany	49,821,476		—	—		49,821,476

Total Preferred Stocks	53,889,579		—	—		53,889,579

Rights
Australia	0	***	—	—		0
Spain	254,477		—	—		254,477

Total Rights	254,477		—	—		254,477

Warrant
Switzerland	61,644		—	—		61,644

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$56,631,500	$—	$—	$56,631,500

Futures Contracts†
Buys	251,697	—	—	251,697

Total	$3,948,821,771	$780,492	$0	$3,949,602,263

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(641,026)	$—	$(641,026)

Total	$—	$(641,026)	$—	$(641,026)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2020.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2020.
***	Represents one or more Level 1 securities at $0 value as of December 31, 2020.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$107,596,535	$—		$107,596,535
Corporate Debt	—	416,310,798	0	**	416,310,798
Mortgage Backed Securities - Private Issuers	—	112,274,984	—		112,274,984
Mortgage Backed Securities - U.S. Government Agency Obligations	—	239,094,198	—		239,094,198
Municipal Obligations	—	13,136,699	—		13,136,699
Sovereign Debt Obligations	—	5,903,616	—		5,903,616
U.S. Government and Agency Obligations	—	133,261,186	—		133,261,186

Total Debt Obligations	—	1,027,578,016	0		1,027,578,016

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$4,450,665	$—	$—	$4,450,665
U.S. Government and Agency Obligations	—	1,409,872	—	1,409,872

Total Short-Term Investments	4,450,665	1,409,872	—	5,860,537

Futures Contracts†
Buys	105,608	—	—	105,608
Sales	73,348	—	—	73,348

Total Futures Contracts	178,956	—	—	178,956

Total	$4,629,621	$1,028,987,888	$0	$1,033,617,509

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(43,030)	$—	$—	$(43,030)
Sales	(8,416)	—	—	(8,416)

Total Futures Contracts	(51,446)	—	—	(51,446)

Swaps
Centrally Cleared Interest Rate Swap†	—	(44,987)	—	(44,987)

Total Swaps	—	(44,987)	—	(44,987)

Forward Foreign Currency Contracts†	—	(10,838)	—	(10,838)

Total	$(51,446)	$(55,825)	$—	$(107,271)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2020.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$1,301,120,620		$—		$1,301,120,620

Common Stocks
Consumer, Cyclical	—	—		0	**	—
Energy	533,937	0	*	—		533,937
Utilities	—	524,006		—		524,006

Total Common Stocks	533,937	524,006		0		1,057,943

Convertible Preferred Stocks
Consumer, Non-cyclical	3,318,702	—		—		3,318,702
Energy	3,354,650	195,180		—		3,549,830

Total Convertible Preferred Stocks	6,673,352	195,180		—		6,868,532

Short-Term Investments
Mutual Fund—Securities Lending Collateral	13,530,458	—		—		13,530,458
Sovereign Debt Obligation	—	13,845,166		—		13,845,166

Total Short-Term Investments	13,530,458	13,845,166		—		27,375,624

Options Purchased	364,520	1,671,110		—		2,035,630

Futures Contracts†
Buys	85,824	—		—		85,824
Sales	183,910	—		—		183,910

Total Futures Contracts	269,734	—		—		269,734

Swaps
OTC Interest Rate Swaps	—	195,915		—		195,915
Centrally Cleared Interest Rate Swaps†	—	1,422,558		—		1,422,558
OTC Credit Default Swaps	—	63,455		—		63,455

Total Swaps	—	1,681,928		—		1,681,928

Forward Foreign Currency Contracts†	—	4,238,353		—		4,238,353

Total	$21,372,001	$1,323,276,363		$0		$1,344,648,364

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(285,216)	$—	$—	$(285,216)
Sales	(116,293)	—	—	(116,293)

Total Futures Contracts	(401,509)	—	—	(401,509)

Swaps
OTC Interest Rate Swaps	—	(130,291)	—	(130,291)
Centrally Cleared Credit Default Swap†	—	(29,710)	—	(29,710)
OTC Credit Default Swaps	—	(42,512)	—	(42,512)

Total Swaps	—	(202,513)	—	(202,513)

Forward Foreign Currency Contracts†	—	(4,247,988)	—	(4,247,988)

Written Options	(115,093)	(355,895)	—	(470,988)

Total	$(516,602)	$(4,806,396)	$—	$(5,322,998)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2020.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2020.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Belgium	$76,694	$—	$—	$76,694
Bermuda	19,745,549	—	—	19,745,549
Brazil	64,471,501	—	—	64,471,501
Canada	3,169,518	—	—	3,169,518
Cayman Islands	329,544,319	11,621	—	329,555,940
Chile	2,232,127	—	—	2,232,127
China	217,383,639	—	—	217,383,639
Colombia	799,110	—	—	799,110
Czech Republic	645,139	—	—	645,139
France	3,816,492	—	—	3,816,492
Greece	1,042,920	—	—	1,042,920
Hong Kong	34,803,203	—	—	34,803,203
Hungary	545,509	—	—	545,509

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
India	$173,121,788	$—	$—		$173,121,788
Indonesia	21,532,876	—	—		21,532,876
Luxembourg	13,447,236	—	—		13,447,236
Malaysia	8,429,292	—	—		8,429,292
Marshall Islands	119,110	—	—		119,110
Mexico	33,684,881	—	—		33,684,881
Netherlands	11,334,231	—	—		11,334,231
Philippines	3,718,284	—	—		3,718,284
Poland	6,234,233	—	—		6,234,233
Russia	9,214,697	—	—		9,214,697
South Africa	47,097,388	—	—		47,097,388
South Korea	144,243,840	2,316,940	—		146,560,780
Spain	22,115	—	—		22,115
Taiwan	237,436,941	169,443	—		237,606,384
Thailand	3,538,170	7,525,996	—		11,064,166
Turkey	8,917,141	—	—		8,917,141
United Kingdom	29,485,610	—	—		29,485,610
United States	47,132,416	—	—		47,132,416

Total Common Stocks	1,476,985,969	10,024,000	—		1,487,009,969

Preferred Stocks
Brazil	16,706,469	—	—		16,706,469
Colombia	121,435	—	—		121,435
South Korea	18,814,783	—	—		18,814,783

Total Preferred Stocks	35,642,687	—	—		35,642,687

Rights
Hong Kong	—	—	0	**	—

Warrant
Thailand	1,752	—	—		1,752

Short-Term Investment
Mutual Fund - Securities Lending Collateral	4,813,638	—	—		4,813,638

Futures Contracts†
Buys	1,197,186	—	—		1,197,186

Total	$1,518,641,232	$10,024,000	$0		$1,528,665,232

**	Represents one or more Level 3 securities at $0 value as of December 31, 2020.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$21,476,273	$—	$—	$21,476,273
Austria	1,684,269	—	—	1,684,269
Belgium	503,266	—	—	503,266
Bermuda	15,864,969	—	—	15,864,969
Canada	73,695,757	25,445	—	73,721,202
Cayman Islands	9,923,780	—	—	9,923,780
Denmark	3,968,864	—	—	3,968,864
Finland	3,644,382	—	—	3,644,382
France	65,303,826	—	—	65,303,826
Germany	17,644,951	—	—	17,644,951
Hong Kong	22,116,704	—	—	22,116,704
Ireland	21,798,357	—	—	21,798,357
Israel	6,653,746	—	—	6,653,746
Italy	81,215	—	—	81,215
Japan	57,943,911	—	—	57,943,911
Luxembourg	3,351,194	—	—	3,351,194
Netherlands	22,886,044	—	—	22,886,044
New Zealand	5,694,964	—	—	5,694,964
Norway	4,628,294	—	—	4,628,294
Portugal	802,979	—	—	802,979
Singapore	5,737,261	25,644	—	5,762,905
Spain	14,650,685	—	—	14,650,685
Sweden	16,993,740	—	—	16,993,740
Switzerland	38,124,600	—	—	38,124,600
United Kingdom	54,137,089	—	—	54,137,089
United States	765,484,335	—	—	765,484,335

Total Common Stocks	1,254,795,455	51,089	—	1,254,846,544

Preferred Stock
Germany	2,536,377	—	—	2,536,377

Short-Term Investment
Mutual Fund - Securities Lending Collateral	13,354,459	—	—	13,354,459

Futures Contracts†
Buys	472,480	—	—	472,480

Total Futures Contracts	472,480	—	—	472,480

Total	$1,271,158,771	$51,089	$—	$1,271,209,860

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(3,349)	$—	$—	$(3,349)

Total Futures Contracts	(3,349)	—	—	(3,349)

Total	$(3,349)	$—	$—	$(3,349)

†	Futures contracts are valued at unrealized appreciation/depreciation.

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2020, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
LBM Acquisition LLC	$165,000	$163,350	$165,248	$1,898
Planview Parent, Inc.	90,000	89,103	90,169	1,066
Precision Medicine Group, LLC	126,923	125,046	127,240	2,194

	$381,923	$377,499	$382,657	$5,158

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.